SUMMARY OF MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Amortisation period	3 years
System analyzers and software [member]
IfrsStatementLineItems [Line Items]
Amortization percentage of software	20.00%
Amortization percentage of equipment	20.00%
System hardware [member]
IfrsStatementLineItems [Line Items]
Amortization percentage of equipment	55.00%